December 15, 2008 Supplement

SUPPLEMENT DATED DECEMBER 15, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Morgan Stanley Alternative Opportunities Fund, dated August 1, 2008
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Capital Opportunities Trust, dated March 31, 2008
Morgan Stanley Commodities Alpha Fund, dated May 30, 2008
Morgan Stanley Convertible Securities Trust, dated January 31, 2008
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2008
Morgan Stanley Equally-Weighted S&P 500 Fund, dated March 31, 2008
Morgan Stanley European Equity Fund Inc., dated February 29, 2008
Morgan Stanley Flexible Income Trust, dated February 29, 2008
Morgan Stanley Focus Growth Fund, dated April 30, 2008
Morgan Stanley Fundamental Value Fund, dated January 31, 2008
Morgan Stanley FX Alpha Plus Strategy Portfolio, dated February 29, 2008
Morgan Stanley FX Alpha Strategy Portfolio, dated February 29, 2008
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2008
Morgan Stanley Global Infrastructure Fund, dated November 3, 2008
Morgan Stanley Health Sciences Trust, dated November 28, 2008
Morgan Stanley High Yield Securities Inc., dated December 31, 2008
Morgan Stanley Income Trust, dated December 31, 2007
Morgan Stanley International Fund, dated February 29, 2008
Morgan Stanley International Value Equity Fund, dated December 31, 2007
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2008
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2007
Morgan Stanley Mortgage Securities Trust, dated February 29, 2008
Morgan Stanley Natural Resource Development Securities Inc., dated June 30, 2008
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Pacific Growth Fund Inc., dated February 29, 2008
Morgan Stanley Real Estate Fund, dated March 31, 2008
Morgan Stanley S&P 500 Index Fund, dated December 31, 2007
Morgan Stanley Small-Mid Special Value Fund, dated August 29, 2008
Morgan Stanley Special Growth Fund, dated June 30, 2008
Morgan Stanley Special Value Fund, dated November 28, 2008
Morgan Stanley Strategist Fund, dated November 28, 2008
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2008
Morgan Stanley Technology Fund, dated July 31, 2008
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2008
Morgan Stanley U.S. Multi-Cap Alpha Fund, dated September 30, 2008
Morgan Stanley Value Fund, dated January 31, 2008
(Collectively, the “Funds”)

In each Fund’s Statement of Additional Information in the second paragraph of the section entitled “V. Investment Advisory and Other Services — J. Revenue Sharing,” which describes the payments made to Morgan Stanley & Co., subsection (3) is hereby deleted and replaced with the following:

(3)	On Class I shares held directly in Morgan Stanley & Co.’s traditional brokerage accounts or held in non-Morgan Stanley & Co. accounts where Morgan Stanley & Co. is designated by purchasers as broker-dealer of record:

•	a gross sales credit of 0.25% of the amount sold and up to 15% of the total average monthly net asset value of such shares; or

•	an ongoing annual fee in an amount up to 35% of the management fee the Investment Adviser receives based on the average daily net assets of such shares.

There is a chargeback of 100% of the gross sales credit amount paid if the Class I shares are redeemed in the first year and a chargeback of 50% of the gross sales credit amount paid if the shares are redeemed in the second year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.